Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of the Income (Loss) Before Income Tax	The components of the income (loss) before income taxes are as follows:
	For the Years Ended December 31,
	2023	2022	2021
PRC subsidiaries	$(142,834)	$(3,139,016)	$(2,840,089)
Singapore subsidiary	(175,753)	—	—
Hong Kong and Cayman subsidiaries	12,009,485	12,511,852	12,896,484
	$11,690,898	$9,372,836	$10,056,395

Schedule of Income Tax Expenses (Benefits)	For the years ended December 31, 2023, 2022 and 2021, the income tax expenses (benefits) were comprised of the following:
	For the Years Ended December 31,
	2023	2022	2021
Current income tax expense	$3,056,398	$2,078,737	$2,066,166
Deferred income tax benefit	(1,115,546)	(609,512)	(705,555)
	$1,940,852	$1,469,225	$1,360,611

Schedule of Reconciliation of the Statutory Tax Rate	Below is a reconciliation of the statutory tax rate to the effective tax rate:
	For the Years Ended December 31,
	2023	2022	2021
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effect of different income tax rates in other jurisdictions	(0.1)%	(2.7)%	(2.4)%
Effect of non-includable items	3.3%	0.5%	(0.4)%
Effect of preferential tax rates	(0.1)%	0.5%	(0.2)%
Effect of non-deductible expenses	0.2%	(0.1)%	0.0%
Effect of changes in valuation allowance	(0.4)%	1.0%	0.0%
Effective of prior year true up	(2.7)%	0.0%	0.0%
Effective tax rate	16.7%	15.7%	13.5%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 consist of the following:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating losses carryforwards	$2,338,356	$1,335,779
Operating lease liabilities	441,462	—
Total deferred tax assets, gross	2,779,818	1,335,779
Less: valuation allowance	(30,410)	(81,232)
	2,749,408	1,254,547
Deferred tax liabilities
Operating lease right-of-use assets	420,137	—
Total deferred tax assets, net	$2,329,271	$1,254,547

Schedule of Movement of Valuation Allowance of Deferred Tax Assets	Movement of valuation allowance of deferred tax assets for the years ended December 31, 2023 and 2022 were as the following:
	December 31, 2023	December 31, 2022
Opening balance	$81,232	$—
Addition	30,410	81,232
Reversal	(81,232)	—
Ending balance	$30,410	81,232